SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Redeemable preferred shares
Provision for income tax		$ 74,000	$ (5,000)
Spring Valley Acquisition III
Redeemable preferred shares
Unrecognized tax benefits	$ 0	0
Accrued for interest and penalties	0	$ 0
Provision for income tax	$ 0